Income Taxes (All Registrants)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes (All Registrants)	Income Taxes (All Registrants)
Components of Income Tax Expense or Benefit
Income tax expense (benefit) from continuing operations is comprised of the following components:

	For the Year Ended December 31, 2021
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Included in operations:
Federal
Current	$(152)	$(30)	$1	$(18)	$18	$22	$2	$1
Deferred	89	113	20	34	(52)	(17)	(14)	(26)
Investment tax credit amortization	(2)	(1)	—	—	(1)	—	—	—
State
Current	(46)	(41)	—	—	—	1	1	—
Deferred	149	131	(9)	(51)	77	9	53	12
Total	$38	$172	$12	$(35)	$42	$15	$42	$(13)

	For the Year Ended December 31, 2020
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Included in operations:
Federal
Current	$(180)	$(24)	$(7)	$4	$25	$40	$(13)	$(4)
Deferred	10	112	1	10	(129)	(62)	(20)	(43)
Investment tax credit amortization	(3)	(2)	—	—	(1)	—	—	—
State
Current	(37)	(27)	—	—	(5)	—	—	—
Deferred	203	118	(24)	27	33	15	8	6
Total	$(7)	$177	$(30)	$41	$(77)	$(7)	$(25)	$(41)

	For the Year Ended December 31, 2019
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Included in operations:
Federal
Current	$(143)	$59	$45	$(51)	$43	$16	$29	$(3)
Deferred	139	15	20	95	(34)	(6)	(21)	(6)
Investment tax credit amortization	(3)	(2)	—	—	(1)	—	—	—
State
Current	(44)	(5)	—	—	3	—	—	—
Deferred	204	96	—	35	27	6	14	9
Total	$153	$163	$65	$79	$38	$16	$22	$—
Rate Reconciliation
The effective income tax rate from continuing operations varies from the U.S. federal statutory rate principally due to the following:

	For the Year Ended December 31, 2021(a)
	Exelon	ComEd	PECO(b)	BGE(b)	PHI	Pepco	DPL(b)	ACE(b)
U.S. federal statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	5.0	7.8	(1.4)	(10.8)	10.1	2.7	25.0	7.4
Amortization of investment tax credit, including deferred taxes on basis differences	(0.1)	(0.1)	—	(0.1)	(0.1)	—	(0.2)	(0.2)
Plant basis differences	(5.4)	(0.8)	(13.6)	(1.7)	(1.1)	(1.6)	(0.8)	(0.2)
Tax credits	(0.7)	(0.5)	—	(0.9)	(0.5)	(0.5)	(0.4)	(0.5)
Excess deferred tax amortization	(17.2)	(7.6)	(3.8)	(16.3)	(22.4)	(16.4)	(20.0)	(37.1)
Other	(0.3)	(1.0)	0.1	(0.6)	—	(0.4)	0.1	(0.2)
Effective income tax rate	2.3%	18.8%	2.3%	(9.4)%	7.0%	4.8%	24.7%	(9.8)%

	For the Year Ended December 31, 2020(a)
	Exelon	ComEd(c)	PECO(c)	BGE(d)	PHI(d)	Pepco(d)	DPL(d)	ACE(d)
U.S. federal statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	11.9	11.6	(4.5)	5.5	5.1	4.5	6.6	7.0
Deferred Prosecution Agreement payments	3.8	6.8	—	—	—	—	—	—
Amortization of investment tax credit, including deferred taxes on basis differences	(0.3)	(0.3)	—	(0.1)	(0.2)	(0.1)	(0.3)	(0.5)
Plant basis differences	(8.6)	(0.6)	(18.7)	(1.5)	(1.6)	(1.7)	(0.4)	(3.0)
Tax credits	(0.5)	(0.3)	—	(0.4)	(0.3)	(0.3)	(0.3)	(0.5)
Excess deferred tax amortization	(29.1)	(11.2)	(4.6)	(13.9)	(42.0)	(25.4)	(51.7)	(82.1)
Other	1.2	1.8	(0.4)	(0.1)	(0.4)	(0.7)	0.1	0.4
Effective income tax rate	(0.6)%	28.8%	(7.2)%	10.5%	(18.4)%	(2.7)%	(25.0)%	(57.7)%

	For the Year Ended December 31, 2019(a)
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
U.S. federal statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	7.8	8.5	—	6.4	4.7	2.0	6.8	7.0
Amortization of investment tax credit, including deferred taxes on basis differences	(0.2)	(0.2)	—	(0.1)	(0.2)	(0.1)	(0.2)	(0.3)
Plant basis differences	(3.3)	—	(7.2)	(1.2)	(1.2)	(1.8)	(0.4)	(0.7)
Tax credits	(1.9)	(1.2)	—	(1.3)	(0.2)	(0.1)	—	(0.1)
Excess deferred tax amortization	(13.4)	(9.7)	(2.8)	(6.8)	(17.5)	(15.1)	(14.2)	(27.0)
Other	(0.7)	0.8	—	—	0.8	0.3	—	0.1
Effective income tax rate	9.3%	19.2%	11.0%	18.0%	7.4%	6.2%	13.0%	—%
__________
(a)Positive percentages represent income tax expense. Negative percentages represent income tax benefit.
(b)For PECO, the lower effective tax rate is primarily related to plant basis differences attributable to tax repair deductions. For BGE, the income tax benefit is primarily due to the Maryland multi-year plan which resulted in the acceleration of certain income tax benefits. For DPL, the higher effective tax rate is primarily related to a state income tax expense, net of federal income tax benefit, due to the recognition of a valuation allowance of approximately $31 million against a deferred tax asset associated with Delaware net operating loss carryforwards as a result of a change in Delaware tax law. For ACE, the income tax benefit is primarily due to a distribution rate case settlement which allows ACE to retain certain tax benefits.
(c)At ComEd, the higher effective tax rate is primarily related to the nondeductible Deferred Prosecution Agreement payments. At PECO, the negative effective tax rate is primarily related to an increase in plant basis differences attributable to tax repair deductions related to an increase in storms and qualifying projects in 2021.
(d)For BGE, PHI, Pepco, DPL, and ACE, the income tax benefit is primarily attributable to accelerated amortization of transmission related deferred income tax regulatory liabilities as a result of regulatory settlements. See Note 3 — Regulatory Matters for additional information.
Tax Differences and Carryforwards
The tax effects of temporary differences and carryforwards, which give rise to significant portions of the deferred tax assets (liabilities), as of December 31, 2021 and 2020 are presented below:

	As of December 31, 2021
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Plant basis differences	$(11,606)	$(4,648)	$(2,271)	$(1,826)	$(2,976)	$(1,321)	$(853)	$(777)
Accrual based contracts	56	—	—	—	56	—	—	—
Derivatives and other financial instruments	63	61	—	—	2	—	—	—
Deferred pension and postretirement obligation	641	(308)	(32)	(37)	(90)	(76)	(40)	(6)
Deferred debt refinancing costs	146	(6)	—	(2)	123	(2)	(1)	(1)
Regulatory assets and liabilities	(1,130)	8	(280)	92	(53)	24	55	31
Tax loss carryforward, net of valuation allowances	242	—	65	68	64	2	18	42
Tax credit carryforward	584	—	—	—	—	—	—	—
Investment in partnerships	(21)	—	—	—	—	—	—	—
Other, net	449	216	97	21	212	99	19	34
Deferred income tax liabilities (net)	$(10,576)	$(4,677)	$(2,421)	$(1,684)	$(2,662)	$(1,274)	$(802)	$(677)
Unamortized investment tax credits	(15)	(8)	—	(2)	(5)	(1)	(1)	(2)
Total deferred income tax liabilities (net) and unamortized investment tax credits	$(10,591)	$(4,685)	$(2,421)	$(1,686)	$(2,667)	$(1,275)	$(803)	$(679)

	As of December 31, 2020
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Plant basis differences	$(11,272)	$(4,432)	$(2,131)	$(1,711)	$(2,822)	$(1,259)	$(806)	$(725)
Accrual based contracts	77	—	—	—	77	—	—	—
Derivatives and other financial instruments	82	84	—	—	2	—	—	—
Deferred pension and postretirement obligation	954	(288)	(30)	(33)	(80)	(74)	(40)	(7)
Deferred debt refinancing costs	153	(6)	—	(2)	131	(3)	(1)	(1)
Regulatory assets and liabilities	(1,107)	87	(231)	142	(41)	38	67	46
Tax loss carryforward, net of valuation allowances	231	—	47	57	90	4	49	38
Tax credit carryforward	648	—	—	—	—	—	—	—
Investment in partnerships	(22)	—	—	—	—	—	—	—
Other, net	701	223	104	29	220	107	18	27
Deferred income tax liabilities (net)	$(9,555)	$(4,332)	$(2,241)	$(1,518)	$(2,423)	$(1,187)	$(713)	$(622)
Unamortized investment tax credits	(19)	(9)	(1)	(3)	(6)	(2)	(2)	(3)
Total deferred income tax liabilities (net) and unamortized investment tax credits	$(9,574)	$(4,341)	$(2,242)	$(1,521)	$(2,429)	$(1,189)	$(715)	$(625)
The following table provides Exelon’s, PECO’s, BGE’s, PHI’s, Pepco’s, DPL’s, and ACE’s carryforwards, of which the state related items are presented on a post-apportioned basis, and any corresponding valuation allowances as of December 31, 2021. ComEd does not have net operating losses or credit carryforwards for the year ended December 31, 2021.

	Exelon	PECO	BGE	PHI	Pepco	DPL	ACE
Federal
Federal general business credits carryforwards and other carryforwards(a)	$584	$—	$—	$—	$—	$—	$—
State
State net operating losses and other carryforwards	4,616	890	1,098	1,512	42	736	605
Deferred taxes on state tax attributes (net of federal taxes)	291	70	72	104	3	50	43
Valuation allowance on state tax attributes (net of federal taxes)(b)	37	3	—	31	—	31	—
Year in which net operating loss or credit carryforwards will begin to expire(c)	2035	2032	2033	2029	N/A	2032	2031
__________
(a)For Exelon, the federal general business credit carryforward will begin expiring in 2035.
(b)At Exelon, a full valuation allowance has been recorded against certain separate company state net operating loss carryforwards that are expected to expire before realization. At PECO, a full valuation allowance has been recorded against Pennsylvania charitable contributions carryforwards that are expected to expire before realization. At DPL, a full valuation allowance has been recorded against Delaware net operating losses carryforwards due to a change in Delaware tax law.
(c)A portion of Exelon's, BGE's, Pepco's, and DPL's Maryland state net operating loss carryforward have an indefinite carryforward period.
Tabular Reconciliation of Unrecognized Tax Benefits
The following table presents changes in unrecognized tax benefits, for Exelon, PHI, and ACE. ComEd's, PECO's, BGE's, Pepco's, and DPL's amounts are not material.

	Exelon	PHI	ACE
Balance at January 1, 2019	$65	$45	$14
Change to positions that only affect timing	26	3	—
Increases based on tax positions related to 2019	2	—	—
Increases based on tax positions prior to 2019	34	—	—
Decreases based on tax positions prior to 2019	(3)	—	—
Decrease from settlements with taxing authorities	(29)	—	—
Balance at December 31, 2019	95	48	14
Change to positions that only affect timing	6	3	1
Increases based on tax positions related to 2020	3	—	—
Increases based on tax positions prior to 2020	26	1	—
Decreases based on tax positions prior to 2020	(5)	—	—
Balance at December 31, 2020	125	52	15
Change to positions that only affect timing	13	3	1
Increases based on tax positions related to 2021	4	1	—
Increases based on tax positions prior to 2021	4	—	—
Decreases based on tax positions prior to 2021	(3)	—	—
Balance at December 31, 2021	$143	$56	$16

Recognition of unrecognized tax benefits
The following table presents Exelon's unrecognized tax benefits that, if recognized, would decrease the effective tax rate. The Utility Registrants' amounts are not material.

Exelon
December 31, 2021	$77
December 31, 2020	73
December 31, 2019	51
Reasonably possible the total amount of unrecognized tax benefits could significantly increase or decrease within 12 months after the reporting date
As of December 31, 2021, ACE has approximately $14 million of unrecognized state tax benefits that could significantly decrease within the 12 months after the reporting date based on the outcome of pending court cases involving other taxpayers. The unrecognized tax benefit, if recognized, may be included in future base rates and that portion would have no impact to the effective tax rate.
Total amounts of interest and penalties recognized
The following table represents the net interest and penalties receivable (payable) related to tax positions reflected in Exelon's Consolidated Balance Sheets. The Utility Registrants' amounts are not material.

Net interest and penalties receivable as of	Exelon
December 31, 2021(a)	$43
December 31, 2020	314
__________
(a)As of December 31, 2021, the interest receivable balance is not expected to be settled in cash within the next twelve months and therefore classified as non-current receivable. In December of 2021, Exelon received a refund of approximately $272 million related to an interest netting refund claim.
The Registrants did not record material interest and penalty expense related to tax positions reflected in their Consolidated Balance Sheets. Interest expense and penalty expense are recorded in Interest expense, net and Other, net, respectively, in Other income and deductions in the Registrants' Consolidated Statements of Operations and Comprehensive Income.
Description of tax years open to assessment by major jurisdiction

Major Jurisdiction	Open Years	Registrants Impacted
Federal consolidated income tax returns(a)	2010-2020	All Registrants
Delaware separate corporate income tax returns	Same as federal	DPL
District of Columbia combined corporate income tax returns	2018-2020	Exelon, PHI, Pepco
Illinois unitary corporate income tax returns	2012-2020	Exelon, ComEd
Maryland separate company corporate net income tax returns	Same as federal	BGE, Pepco, DPL
New Jersey separate corporate income tax returns	2017-2018	Exelon
New Jersey combined corporate income tax returns	2019-2020	Exelon
New Jersey separate corporate income tax returns	2017-2020	ACE
New York combined corporate income tax returns	2011-2020	Exelon
Pennsylvania separate corporate income tax returns	2011-2016	Exelon
Pennsylvania separate corporate income tax returns	2018-2020	Exelon
Pennsylvania separate corporate income tax returns	2018-2020	PECO
__________
(a)Certain registrants are only open to assessment for tax years since joining the Exelon federal consolidated group; BGE beginning in 2012 and PHI, Pepco, DPL, and ACE beginning in 2016.
Other Tax Matters
Long-Term Marginal State Income Tax Rate
Quarterly, Exelon reviews and updates its marginal state income tax rates and updates for material changes in state tax laws and state apportionment. The Registrants remeasure their existing deferred income tax balances to reflect the changes in marginal rates, which results in either an increase or a decrease to their net deferred income tax liability balances. Utility Registrants record corresponding regulatory liabilities or assets to the extent such amounts are probable of settlement or recovery through customer rates and an adjustment to income tax expense for all other amounts. The impacts to the Utility Registrants for the years ended December 31, 2021, 2020, and 2019 were not material.

December 31, 2021	Exelon
Increase to Deferred Income Tax Liability and Income Tax Expense, Net of Federal Taxes	$27
December 31, 2020
Increase to Deferred Income Tax Liability and Income Tax Expense, Net of Federal Taxes	$66
December 31, 2019
Increase to Deferred Income Tax Liability and Income Tax Expense, Net of Federal Taxes	$20
Allocation of Tax Benefits
The Utility Registrants are party to an agreement with Exelon and other subsidiaries of Exelon that provides for the allocation of consolidated tax liabilities and benefits (Tax Sharing Agreement). The Tax Sharing Agreement provides that each party is allocated an amount of tax similar to that which would be owed had the party been separately subject to tax. In addition, any net federal and state benefits attributable to Exelon are reallocated to the other Registrants. That allocation is treated as a contribution from Exelon to the party receiving the benefit.
The following table presents the allocation of tax benefits from Exelon under the Tax Sharing Agreement.

	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021(a)	$1	$19	$—	$17	$16	$—	$—
December 31, 2020(b)	14	17	—	17	8	6	1
December 31, 2019(c)	—	14	3	7	6	1	—
__________
(a)BGE, DPL, and ACE did not record an allocation of federal tax benefits from Exelon under the Tax Sharing Agreement as a result of a tax net operating loss.
(b)BGE did not record an allocation of federal tax benefits from Exelon under the Tax Sharing Agreement as a result of a tax net operating loss.
(c)ComEd and ACE did not record an allocation of federal tax benefits from Exelon under the Tax Sharing Agreement as a result of a tax net operating loss.
Research and Development Activities
In the fourth quarter of 2019, Exelon recognized additional tax benefits related to certain research and development activities that qualify for federal and state tax incentives for the 2010 through 2018 tax years, which resulted in an increase to Exelon’s net income of $47 million for the year ended December 31, 2019, reflecting a decrease to Exelon’s Income tax expense of $32 million.